Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program is designed to provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of applications developed and services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents. Our cybersecurity team is responsible for assessing our cybersecurity risk management program and we periodically engage third-party consultants for cybersecurity risk assessment. In addition, our cybersecurity team provides training to our employees on an as-needed basis.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program is designed to provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of applications developed and services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors has overall oversight responsibility for our risk management, and is charged with oversight of our cybersecurity risk management program and delegates cybersecurity risk management oversight to the Information Security and Data Privacy committee of the board of directors. The Information Security and Data Privacy committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The Information Security and Data Privacy committee also reports material cybersecurity risks to our full board of directors. Certain management member is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our chief financial officer and dedicated personnel who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our dedicated cybersecurity and information security personnel are certified and experienced information systems security professionals and information security managers with years of experience. Management, including the chief financial officer and our cybersecurity team, is responsible for updating the board of directors on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports that cover, among other topics, regulatory and compliance updates, major developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.

As of the date of this annual report, we did not identify any cybersecurity threats that had materially affected or were reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Item 3. Key Information—3.D. Risk Factors—Risk Related to Our Business and Industry—Security breaches and attacks against our technology systems, and any potentially resulting breach or failure to otherwise protect confidential and proprietary information, could damage our reputation and negatively impact our business, as well as materially and adversely affect our financial condition and results of operations.” on page 19 of this annual report.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Information Security and Data Privacy committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The Information Security and Data Privacy committee also reports material cybersecurity risks to our full board of directors.
Cybersecurity Risk Role of Management [Text Block]	Certain management member is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our chief financial officer and dedicated personnel who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our dedicated cybersecurity and information security personnel are certified and experienced information systems security professionals and information security managers with years of experience. Management, including the chief financial officer and our cybersecurity team, is responsible for updating the board of directors on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports that cover, among other topics, regulatory and compliance updates, major developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Information Security and Data Privacy committee
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our dedicated cybersecurity and information security personnel are certified and experienced information systems security professionals and information security managers with years of experience.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity programs are under the direction of our chief financial officer and dedicated personnel who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true